LEASES (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of Aggregate Lease Payments for Right of Use Assets Remaining Lease Period

Aggregate lease payments for the right of use assets over the remaining lease period as of December 31, 2020 are as follows:

2021	$5,868
2022	4,776
2023	3,674
2024	3,432
2025	3,190
2026 and thereafter	12,521

Total undiscounted lease payments	$33,461

Less: adjustment to discounted lease payments	(3,386)

Total discounted lease payments	$30,075

Schedule of Weighted Average Remaining Lease Terms and Discount Rates

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2020:

Weighted average remaining lease term (years)	8.11

Weighted average discount rate	2.7%